REVENUE AND OTHER INCOME (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Sale of goods	¥ 144,743	¥ 182,989	¥ 327,581
Other income
Total income	216,270	182,989	327,581
Interest income	16	49	73
Foreign exchange gain		124	74
Consulting income		7,249	109
Rent deposit refund			88
Other income	21	223	96
Rental income	9,383	14,286	14,196
Total Other Income	9,420	¥ 21,931	¥ 14,636
Business management and consulting
Other income
Total income	¥ 71,527